Label	Element	Value
Aptus April Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 03/30/ 2026; Exercise Price: 6.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Aptus April Buffer ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	80.70%
Aptus April Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 03/30/ 2026; Exercise Price: 663.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Aptus April Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 03/30/ 2026; Exercise Price: 563.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Aptus April Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 03/30/ 2026; Exercise Price: 709.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)
Aptus April Buffer ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.10%
Aptus April Buffer ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	80.70%
Aptus April Buffer ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)
Aptus April Buffer ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(80.20%)